TAXES ON INCOME (Reconciliation of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Income before taxes on income, net, as reported in the statements of operations from continuing operations	$ 2,102	$ 397	$ 223
Tax rates	25.00%	24.00%	25.00%
Theoretical tax expense (benefit)	526	95	56
Effect of different tax rates	25	19	21
U.S. state tax	26	8	8
Utilization of carry-forward tax losses for which valuation allowance was provided	(380)	(2)	(16)
Taxes in respect of previous years as a result of court ruling	1,415
Changes in provision for uncertain tax positions	(362)	17	25
Change in valuation allowance	(340)
Deferred taxes for which valuation allowance was provided	(174)	(127)	(64)
Others			17
Taxes on income, net, as reported in the statements of operations	$ 736	$ 10	$ 47